Description of Business Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Assets Held under Capital Leases [Member] USD ($)	Mar. 31, 2011 Assets Held under Capital Leases [Member] JPY (¥)	Mar. 31, 2010 Assets Held under Capital Leases [Member] JPY (¥)
Aggregate cost of property, plant and equipment and related accumulated amortization
Aggregate cost	$ 13,828,373			¥ 1,147,755,000	¥ 1,157,073,000	$ 1,005,253	¥ 83,436,000	¥ 136,171,000
Accumulated amortization	$ 7,703,229			¥ 639,368,000	¥ 631,973,000	$ 437,723	¥ 36,331,000	¥ 49,512,000
Effective rates of depreciation for buildings, machinery and equipment
Buildings	9.00%	9.00%	9.00%
Machinery and equipment	23.00%	23.00%	25.00%